Earnings per share	12 Months Ended
Dec. 31, 2011
Earnings per share

Note 19 - Earnings per share

The following is a reconciliation of the basic and diluted earnings per share computation:

	For the year ended December 31,
	2011	2010	2009
Net income for earnings per share	$16,619,057	$19,931,589	$7,159,073
Weighted average shares used in computation – basic	16,086,598	9,354,186	8,500,000
Dilutive effect of release of escrowed shares	201,644	1,335,202	-
Dilutive effect of warrants and put options	-	16,569	-
Weighted average shares used in diluted computation	16,288,242	10,705,957	8,500,000
Earnings per share – basic	1.03	2.13	$0.84
Earnings per share – diluted	$1.02	$1.86	$0.84

In accordance with the accounting standards, outstanding ordinary shares that are contingently returnable are treated in the same manner as contingently issuable.

As of December 31, 2011, 5,000,000 shares were no longer subject to forfeiture and were included in the calculation of basic earnings per share computation since January 1, 2011. In addition, a further 800,000 shares owned by the former shareholders of Honesty Group were no longer subject to forfeiture based on the satisfaction of the second Earn-Out Milestone. These shares were included in the diluted earnings per share computation starting October 1, 2011, the beginning of the quarter they became non-contingent. A further 20,517 shares owned by the sponsors were no longer subject to forfeiture based on services rendered, and they were included in the basic earnings per share computation upon provision of services. As of December 31, 2011, all the Company’s warrants and unit options were excluded from the diluted earnings per share calculation as they were anti-dilutive.

As of December 31, 2010, 5,000,000 shares owned by the former shareholders of Honesty Group were no longer subject to forfeiture based on the satisfaction of the first Earn-Out Milestone. These shares were included in the diluted earnings per share computation starting October 1, 2010, the beginning of the quarter they became non-contingent. 340,810 shares owned by the sponsors were no longer subject to forfeiture based on services rendered, and they were included in the basic earnings per share computation upon provision of services. The shares subject to the Put Option are included in the calculation of diluted earnings per share on the reverse treasury stock method.

For the year ended December 31, 2009, basic and diluted earnings per share computation excludes the 5,800,000 shares in escrow on condition of certain performance target for 2010 and 2011 and 766,823 ordinary shares in escrow which will be released contingent on financial advisory and certain other services to be provided by the Sponsors. The Company had no warrants and unit options outstanding during the year ended December 31, 2009.